Shareholders’ Equity (Deficit) (Details) - Schedule of Share Options at the Grant Dates	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders’ Equity (Deficit) (Details) - Schedule of Share Options at the Grant Dates [Line Items]
Dividend yield (%)	0.00%	0.00%	0.00%
Minimum [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Share Options at the Grant Dates [Line Items]
Expected volatility (%)	92.59%	70.45%	72.97%
Risk-free interest rate (%)	3.38%	1.81%	0.62%
Expected term (in years)	5 years 8 months 12 days	1 year 2 months 12 days	5 years
Maximum [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Share Options at the Grant Dates [Line Items]
Expected volatility (%)	95.67%	92.67%	78.69%
Risk-free interest rate (%)	4.71%	4.30%	1.32%
Expected term (in years)	6 years 1 month 6 days	6 years	6 years